PRIVATE PLACEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
PRIVATE PLACEMENT
PRIVATE PLACEMENT

NOTE 4 — PRIVATE PLACEMENT

On May 13, 2022, in the private placement that occurred simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 3,040,000 warrants (each a “Private Warrant”) at a price of $1.00 per warrant, for an aggregate purchase price of $3,040,000. Each Private Warrant entitles the holder to purchase one share of Class A common stock, subject to adjustment. The proceeds from the private placement of the Private Warrants funded the trust account, IPO issuance costs and will fund the future operations prior to the business combination. If the Company does not complete an initial business combination within the Combination Period, the remaining proceeds, after payments from the sale of the Private Warrants, will be included in the liquidating distribution to the public stockholders and the Private Warrants will be worthless (see Note 8).

NOTE 4 — PRIVATE PLACEMENT

On May 13, 2022, in the private placement that occurred simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 3,040,000 warrants (each a “Private Warrant”) at a price of $1.00 per warrant, for an aggregate purchase price of $3,040,000. Each Private Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. The proceeds from the private placement of the Private Warrants partially funded the Trust

Account and IPO issuance costs, and will fund the future operations prior to the business combination. If the Company does not complete an initial business combination within the Combination Period, the remaining proceeds, after payments from the sale of the Private Warrants, will be included in the liquidating distribution to the public stockholders and the Private Warrants will be worthless (see Note 8).